Derivative Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2012
Derivative Financial Instruments [Line Items]
Unrealized Gain (Loss) on Derivatives	$ 8,900,000
Document Period End Date	Sep. 30, 2017
Derivative Asset, Fair Value, Gross Asset	$ 100,000
Long-term debt	5,801,900,000	$ 5,575,400,000
Spectrum Brands [Member]
Derivative Financial Instruments [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(500,000)	(2,300,000)	$ 23,100,000
Spectrum Brands [Member] | Standby Letters of Credit
Derivative Financial Instruments [Line Items]
Letters of Credit Outstanding, Amount				$ 0	$ 0
Spectrum Brands [Member] | Interest Rate Contract [Member]
Derivative Financial Instruments [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 300,000
Derivative, Fixed Interest Rate	0.00%
Derivative, Notional Amount	$ 300,000,000	$ 300,000,000
Derivative, Remaining Maturity	2 years 7 months	6 months
Spectrum Brands [Member] | Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Accumulated Other Comprehensive Income Loss Cumulative Gain Loss From Derivative Instrument Before Tax	$ 1,000,000
Derivative Contracts Market Value	67,500,000	$ 29,900,000
Spectrum Brands [Member] | Foreign exchange forward agreements
Derivative Financial Instruments [Line Items]
Derivative Contracts Market Value	62,900,000	62,000,000
Spectrum Brands [Member] | Zinc Commodity Swap Contract [Member]
Derivative Financial Instruments [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	200,000
Spectrum Brands [Member] | Bronze Commodity Contract [Member]
Derivative Financial Instruments [Line Items]
Derivative Contracts Market Value	6,600,000	4,000,000
Salus Capital Partners LLC
Derivative Financial Instruments [Line Items]
Long-term debt	$ 22,200,000	$ 30,300,000